Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD NEW YORK TAX-FREE FUNDS
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard New York Municipal Money Market FundVanguard New York Long-Term Tax-Exempt FundSupplement to the Prospectus and Summary Prospectuses Dated March 27, 2024As approved by the Funds’ Board of Trustees, Vanguard New York Municipal Money Market Fund and Vanguard New York Long-Term Tax-Exempt Fund (each, a Fund) have reduced their expense ratios for Investor Shares. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard New York Municipal Money Market FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.1012b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.111The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$11$35$62$141Prospectus and Summary Prospectus Text Changes for Vanguard New York Long-Term Tax-Exempt FundAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Investor SharesAdmiral SharesManagement Fees0.130.08%12b-1 Distribution FeeNoneNoneOther Expenses0.010.01%Total Annual Fund Operating Expenses0.140.09%1The expense information shown in the table has been restated for Investor Shares to reflect current fees.ExamplesThe following examples are intended to help you compare the cost of investing in the Fund’s Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. These examples assume that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 YearsInvestor Shares$14$45$79$179Admiral Shares$9$29$51$115
Vanguard New York Municipal Money Market Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar. 27, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard New York Municipal Money Market FundVanguard New York Long-Term Tax-Exempt FundSupplement to the Prospectus and Summary Prospectuses Dated March 27, 2024As approved by the Funds’ Board of Trustees, Vanguard New York Municipal Money Market Fund and Vanguard New York Long-Term Tax-Exempt Fund (each, a Fund) have reduced their expense ratios for Investor Shares. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:
Vanguard New York Long-Term Tax-Exempt Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar. 27, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard New York Municipal Money Market FundVanguard New York Long-Term Tax-Exempt FundSupplement to the Prospectus and Summary Prospectuses Dated March 27, 2024As approved by the Funds’ Board of Trustees, Vanguard New York Municipal Money Market Fund and Vanguard New York Long-Term Tax-Exempt Fund (each, a Fund) have reduced their expense ratios for Investor Shares. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:
ETF | Vanguard New York Municipal Money Market Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard New York Municipal Money Market FundVanguard New York Long-Term Tax-Exempt FundSupplement to the Prospectus and Summary Prospectuses Dated March 27, 2024As approved by the Funds’ Board of Trustees, Vanguard New York Municipal Money Market Fund and Vanguard New York Long-Term Tax-Exempt Fund (each, a Fund) have reduced their expense ratios for Investor Shares. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard New York Municipal Money Market FundAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.1012b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.111The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$11$35$62$141
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Prospectus and Summary Prospectus Text Changes for Vanguard New York Municipal Money Market FundAnnual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
ETF | Vanguard New York Municipal Money Market Fund | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.11%	[1]
1 Year	rr_ExpenseExampleYear01	$ 11
3 Years	rr_ExpenseExampleYear03	35
5 Years	rr_ExpenseExampleYear05	62
10 Years	rr_ExpenseExampleYear10	$ 141
ETF | Vanguard New York Long-Term Tax-Exempt Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard New York Municipal Money Market FundVanguard New York Long-Term Tax-Exempt FundSupplement to the Prospectus and Summary Prospectuses Dated March 27, 2024As approved by the Funds’ Board of Trustees, Vanguard New York Municipal Money Market Fund and Vanguard New York Long-Term Tax-Exempt Fund (each, a Fund) have reduced their expense ratios for Investor Shares. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard New York Long-Term Tax-Exempt FundAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Investor SharesAdmiral SharesManagement Fees0.130.08%12b-1 Distribution FeeNoneNoneOther Expenses0.010.01%Total Annual Fund Operating Expenses0.140.09%1The expense information shown in the table has been restated for Investor Shares to reflect current fees.ExamplesThe following examples are intended to help you compare the cost of investing in the Fund’s Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. These examples assume that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 YearsInvestor Shares$14$45$79$179Admiral Shares$9$29$51$115
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Prospectus and Summary Prospectus Text Changes for Vanguard New York Long-Term Tax-Exempt FundAnnual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following examples are intended to help you compare the cost of investing in the Fund’s Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. These examples assume that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
ETF | Vanguard New York Long-Term Tax-Exempt Fund | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.13%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.14%	[2]
1 Year	rr_ExpenseExampleYear01	$ 14
3 Years	rr_ExpenseExampleYear03	45
5 Years	rr_ExpenseExampleYear05	79
10 Years	rr_ExpenseExampleYear10	$ 179
ETF | Vanguard New York Long-Term Tax-Exempt Fund | Admiral Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.08%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.09%	[2]
1 Year	rr_ExpenseExampleYear01	$ 9
3 Years	rr_ExpenseExampleYear03	29
5 Years	rr_ExpenseExampleYear05	51
10 Years	rr_ExpenseExampleYear10	$ 115

[1]	The expense information shown in the table has been restated to reflect current fees.
[2]	The expense information shown in the table has been restated for Investor Shares to reflect current fees.